Subsequent Event (Narrative) (Details) - Subsequent Event - Consolidation Common Shares [Member]	1 Months Ended
May 24, 2022 $ / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Consolidation results, description	on the basis of five (5) pre-Consolidation Common Shares for one (1) post-Consolidation Common Shares
Pre-consolidation common shares issued	411,209,923
Pre consolidation common shares outstanding	411,209,923
Post-consolidation common shares issued	82,241,984
Post consolidation common shares outstanding	82,241,984
Warrants outstanding, description	the exercise terms was adjusted in accordance with the terms of the warrant indenture dated November 30, 2021, such that on a post-Consolidation basis, five (5) HIVE Warrants is exercisable for one (1) post-Consolidation Common Share, upon the payment of an adjusted price of CAD$30.00. Consequently, holders of HIVE Warrants are entitled to receive one (1) post-Share Consolidation Common Share on exercise of five (5) HIVE Warrants and payment of an aggregate of CAD$30.00
Warrants exercised, adjusted price | $ / shares	$ 30